UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin Minnesota Municipal Income ETF
FTMN | NYSE Arca, Inc.
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Franklin Minnesota Municipal Income ETF (previously known as Putnam Minnesota Tax Exempt Income Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Minnesota Municipal Income ETF	$49	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Franklin Minnesota Municipal Income ETF Fund returned 7.54%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 6.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection in :
↑	BBB rated bonds
↑	AA rated bonds
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two- to five-years to maturity
↓	Overweight to bonds with 30 years to maturity
Franklin Minnesota Municipal Income ETF	PAGE 1	48373-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Minnesota Municipal Income ETF 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Franklin Minnesota Municipal Income ETF (NAV)	7.54	1.12	2.11
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund acquired the assets and assumed the liabilities of a predecessor mutual fund after the market close on November 7, 2025. Performance shown for periods ending on or prior to November 7, 2025, is the performance of the R6 Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower net expense ratio than that of the predecessor mutual fund’s R6 Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$198,679,856
Total Number of Portfolio Holdings	190
Total Management Fee Paid (based on a unitary fee)	$657,657
Portfolio Turnover Rate	15%
Franklin Minnesota Municipal Income ETF	PAGE 2	48373-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are John Bonelli, Michael Conn, Garrett L. Hamilton, CFA and Christopher Sperry, CFA.
Effective November 7, 2025, Putnam Minnesota Tax Exempt Income Fund (the “Predecessor Fund”) was converted into your Fund, Franklin Minnesota Municipal Income  ETF (the “ETF”), which is a newly organized series of Putnam ETF Trust. Pursuant to an Agreement and Plan of Reorganization approved by the Boards of the Predecessor Fund and the ETF, the reorganization of the Predecessor Fund consisted of (1) the transfer of substantially all of the Predecessor Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Predecessor Fund’s shareholders in complete liquidation of the Predecessor Fund. The ETF began trading on NYSE Arca, Inc. on November 10, 2025.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Municipal Income ETF	PAGE 3	48373-ATSR-0726

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $209,795 in May 31, 2025 and $202,444 in May 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $63,810 in May 31, 2025 and $63,810 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in May 31, 2025 and $1,474,011 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i)	Not applicable.

(j)	Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Minnesota Municipal
Income ETF
(Formerly known as Putnam Minnesota Tax Exempt Income Fund)
Financial Statements and Other Important Information
Annual  | May 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.6%
Guam — 1.3%
Guam Government, GO, Series 2019	5.000%	11/15/31	$335,000	$349,536 (a)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,300,000	1,260,502
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,000,000	1,016,347
Total Guam				2,626,385
Minnesota — 93.2%
Anoka-Hennepin, MN, ISD No 11, GO, School Building Bonds, Series A, SD Credit Program	3.000%	2/1/45	4,100,000	3,348,871
Apple Valley, MN, Revenue, Orchard Path Phase II Project, Series 2021	4.000%	9/1/61	400,000	309,816
Aurora, MN, ISD No 2711, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/29	940,000	846,946
Baytown Township, MN, Charter School Lease Revenue:
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	300,000	282,207
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/41	1,550,000	1,382,039
Bethel, MN, Revenue, Spectrum High School Project, Series A, Refunding	4.250%	7/1/47	895,000	779,840
Bloomington, MN, GO:
Capital Improvement Plan Bonds, Series E	4.000%	2/1/44	200,000	200,331
Capital Improvement Plan Bonds, Series E	4.000%	2/1/45	745,000	735,791
Brainerd, MN, GO:
Series A	4.125%	2/1/44	680,000	674,511 (b)
Series A	4.125%	2/1/45	530,000	522,299 (b)
Series A	4.250%	2/1/46	345,000	345,549 (b)
Brooklyn Park, MN, GO, Series A	4.000%	2/1/44	1,000,000	982,544
Central Minnesota Region, Municipal Power Agency Revenue:
Graceworks Lutheran Services, Series 2017, Refunding, AG	3.000%	1/1/36	300,000	285,992
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/34	780,000	757,975
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/35	375,000	359,692
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/37	$300,000	$282,343
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	4.000%	1/1/42	340,000	342,057
Chisholm, MN, ISD No 695, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/34	525,000	396,375
Cologne, MN, Charter School Lease Revenue, Academy Project, Series A	5.000%	7/1/34	345,000	345,034
Dakota County, MN, Community Development Agency Revenue, City Apartments Project, Series 2024, FNMA - Collateralized	4.200%	5/1/43	1,550,000	1,515,170
Deephaven, MN, Revenue, Eagle Ridge Academy Project, Series A, Refunding	5.250%	7/1/40	500,000	500,242
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	250,000	235,621
Benedictine Health System, Series A, Refunding	4.000%	7/1/41	930,000	822,380
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.000%	2/15/43	2,000,000	2,024,376
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.250%	2/15/58	1,000,000	1,005,021
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/38	375,000	381,240
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/39	225,000	228,228
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	3.000%	6/15/44	825,000	705,384
Duluth, MN, GO, Series H	4.250%	2/1/55	960,000	934,653
Duluth, MN, ISD No 709 Revenue:
COP, Series A, Refunding	4.000%	3/1/32	1,355,000	1,367,296 (c)
COP, Series B, Refunding, SD Credit Program	5.000%	2/1/27	370,000	375,193
Forest Lake, MN, Charter School Lease Revenue:
Lakes International Language Academy Project, Series A, Refunding	4.500%	8/1/26	75,000	75,004
Lakes International Language Academy Project, Series A, Refunding	5.500%	8/1/36	250,000	250,187
Fridley, MN, MFH Revenue, Village Green Apartments Project, Series 2018, FNMA - Collateralized	3.750%	11/1/34	1,806,921	1,797,135
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Gibbon, MN, ISD No 2365, GO, School Building Bonds, Series A, SD Credit Program	5.000%	2/1/48	$1,850,000	$1,912,551
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	500,000	420,231
Series A	5.000%	11/1/36	250,000	250,424
Hastings, MN, ISD No 200, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/30	1,000,000	885,949
Hennepin County, MN, Regional Railroad Authority, GO:
Limited Tax Bonds, Series A	5.000%	12/1/35	3,000,000	3,147,987
Sales Tax Revenue, Series C	5.000%	12/15/35	3,000,000	3,217,438
Independence, MN, Revenue, Global Academy Project, Series A, Refunding	4.000%	7/1/51	650,000	509,041
Lake Crystal, MN, Public Utilities Commission Electric Revenue:
Series A, BAM	5.000%	12/1/50	310,000	320,347
Series A, BAM	5.000%	12/1/55	350,000	360,866
Mankato, MN, ISD No 77, GO, Area Public Schools, Facilities Maintenance Bonds, Blue Earth, Le Sueur and Nicollet Counties, Series A, SD Credit Program	4.000%	2/1/41	1,450,000	1,485,009
Maple Grove, MN, Hospital Corp, Health Care Facilities Revenue:
Series 2017, Refunding	5.000%	5/1/30	850,000	857,955
Series 2017, Refunding	5.000%	5/1/31	500,000	504,279
Series 2017, Refunding	5.000%	5/1/32	500,000	503,967
Series 2017, Refunding	4.000%	5/1/37	1,000,000	972,737
Minneapolis, MN, Heath Care System Revenue:
Allina Health System	4.000%	11/15/40	4,510,000	4,410,011
Series A	5.000%	11/15/28	2,000,000	2,086,164 (d)(e)
Series A, Refunding	5.000%	11/15/34	2,230,000	2,292,123
Series A, Refunding	4.000%	11/15/38	500,000	492,307
Minneapolis, MN, Multifamily Tax-Exempt Revenue, Mortgage-Backed Bonds, 14th and Central, LLLP Project, FNMA - Collateralized	2.350%	2/1/38	4,488,238	3,686,529
Minneapolis, MN, Revenue:
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/27	100,000	100,102
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/31	100,000	100,089
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minneapolis, MN, School District Credit Enhancement Program, GO, Series A, SD Credit Program	4.000%	2/1/35	$1,590,000	$1,623,701
Minneapolis, MN, Student Housing Revenue, Riverton Community Housing Project	5.000%	8/1/53	500,000	464,327
Minneapolis-St. Paul, MN, Metropolitan Airports Commission Revenue:
Series C	5.000%	1/1/36	825,000	834,322
Series C	5.000%	1/1/37	825,000	833,558
Subordinated, Series A, Refunding	5.000%	1/1/35	900,000	1,000,532
Subordinated, Series A, Refunding	4.250%	1/1/52	2,375,000	2,269,967
Subordinated, Series A, Refunding	5.000%	1/1/52	2,000,000	2,037,549
Minnesota State Agricultural & Economic Development Board, Health Care Facilities Revenue, HealthPartners Obligated Group	5.250%	1/1/54	2,500,000	2,570,187
Minnesota State HEFA Revenue:
Bethel University, Refunding	5.000%	5/1/47	1,000,000	929,866
Carleton College	5.000%	3/1/37	500,000	553,075
Carleton College	5.000%	3/1/38	475,000	523,543
Carleton College	5.000%	3/1/39	1,010,000	1,107,939
Carleton College	5.000%	3/1/53	2,750,000	2,849,519
Carleton College, Refunding	4.000%	3/1/37	500,000	501,083
College of Saint Benedict, Refunding	4.000%	3/1/36	410,000	394,506
College of Saint Benedict, Series 8-K	5.000%	3/1/37	1,000,000	1,000,260
College of Saint Benedict, Series 8-K	4.000%	3/1/43	1,000,000	891,833
College of St. Scholastica, Inc., Refunding	4.000%	12/1/40	1,500,000	1,377,331
Macalester College, Refunding	3.000%	3/1/40	360,000	319,932
Macalester College, Refunding	3.000%	3/1/43	325,000	275,101
Macalester College, Refunding	4.000%	3/1/48	1,000,000	924,230
Saint John’s University	4.000%	10/1/33	475,000	485,595
Saint John’s University	4.000%	10/1/34	175,000	178,362
Saint John’s University	4.000%	10/1/35	170,000	172,628
Saint John’s University	4.000%	10/1/39	425,000	426,355
Series A	5.000%	5/1/46	750,000	522,448
St. Catherine University	5.000%	10/1/43	600,000	608,506
St. Catherine University	5.125%	10/1/48	750,000	750,658
St. Catherine University, Refunding	4.000%	10/1/36	920,000	896,058
St. Catherine University, Refunding	4.000%	10/1/37	580,000	559,579
St. Catherine University, Refunding	5.000%	10/1/45	300,000	300,116
St. Olaf College	3.000%	10/1/38	2,000,000	1,794,694
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
St. Olaf College	4.000%	10/1/46	$5,100,000	$4,773,283
St. Olaf College, Series 8N, Refunding	4.000%	10/1/26	85,000	85,270
University of St. Thomas	5.000%	10/1/40	1,000,000	1,035,544
University of St. Thomas, Series A	5.000%	10/1/49	1,825,000	1,855,403
University of St. Thomas, Series A	4.125%	10/1/53	2,325,000	2,110,153
University of St. Thomas, Series A, Refunding	4.000%	10/1/34	400,000	402,669
University of St. Thomas, Series A, Refunding	4.000%	10/1/35	400,000	402,237
Minnesota State HFA Revenue:
GNMA and FNMA Pass-Through Program, Series B, GNMA / FNMA / FHLMC	2.250%	12/1/42	72,995	63,433
Housing Infrastructure, Series C	4.000%	8/1/39	1,000,000	1,007,257
Mortgage-Backed Securities Pass-Through Program, Series I, GNMA / FNMA / FHLMC	2.800%	12/1/47	130,380	115,265
Series D-1	4.950%	8/1/45	165,000	169,598
Series D-1	5.100%	8/1/55	100,000	101,960
Series D-1	5.150%	8/1/67	445,000	453,385
Minnesota State Municipal Gas Agency Revenue, Minnesota Community Energy, Gas Project, Series A	5.000%	9/1/35	5,000,000	5,234,860
Minnesota State Municipal Power Agency Revenue, Refunding	5.000%	10/1/33	250,000	250,336
Minnesota State Office of Higher Education Revenue, Student Loan Program	4.000%	11/1/37	200,000	199,762 (a)
Minnesota State, Revenue:
COP, State Office Building Project, Series 2023	5.000%	11/1/40	3,500,000	3,825,413
COP, State Office Building Project, Series 2023	5.000%	11/1/41	3,000,000	3,269,028
Montevideo, MN, ISD No 129, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/40	1,000,000	1,005,102 (b)
Moorhead, MN, Education Facilities Revenue, The Concordia College Corp. Project, Refunding	5.000%	12/1/40	500,000	500,064
Mounds View, MN, MFH Revenue, Sibley Park/ Sibley Court Project	3.375%	3/1/28	1,500,000	1,504,617 (d)(e)
Mountain Lake, MN, Electric Revenue:
Series B, AG	5.000%	12/1/37	300,000	331,688
Series B, AG	5.000%	12/1/40	160,000	173,972
Series B, AG	5.000%	12/1/42	200,000	215,368
Series B, AG	5.000%	12/1/45	200,000	210,748
Series B, AG	5.000%	12/1/50	535,000	548,731
Series B, AG	5.000%	12/1/54	650,000	662,443
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Northern Municipal Power Agency Revenue:
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/31	$200,000	$202,646
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/32	215,000	217,706
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/33	235,000	237,833
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/34	210,000	212,366
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/35	170,000	171,847
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/36	180,000	181,865
Minnesota Electric System, Series 2023, AG	5.000%	1/1/39	250,000	262,842
Minnesota Electric System, Series 2023, AG	5.000%	1/1/41	515,000	538,869
Oakdale, MN, Housing & Health Care Facilities Revenue, Ebenezer Obligated Group, Series A, Refunding	5.750%	12/1/55	500,000	505,101
Osakis, MN, ISD No 213, GO:
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/40	240,000	245,068 (b)
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/41	400,000	405,271 (b)
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/43	840,000	837,478 (b)
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.250%	2/1/46	395,000	394,255 (b)
Ramsey County, MN, GO, Capital Improvement Plan, Series A	3.375%	2/1/39	580,000	563,094
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	600,000	605,298
Regents of the University of Minnesota, MN, GO:
Series A	5.000%	9/1/40	1,460,000	1,487,538
Series A	5.000%	9/1/42	1,410,000	1,433,876
Rice County, MN, GO, Public Safety Center Bonds, Series A, Minnesota State Credit Enhancement Program	4.000%	2/1/48	2,000,000	1,919,524
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Richfield, MN, ISD No 280, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/36	$1,500,000	$1,506,966
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, Series 2018	4.000%	11/15/48	1,500,000	1,442,008
Mayo Clinic, Series A	4.375%	11/15/53	2,000,000	1,928,002
Mayo Clinic, Series B, Refunding	5.000%	11/15/36	500,000	576,781
Rochester, MN, ISD No 535, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/32	1,805,000	1,880,480
Sartell-St. Stephen, MN, ISD No 748, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/34	700,000	516,019
Sauk Rapids-Rice, MN, ISD No 47, GO:
School Building Bonds, Series A, SD Credit Program	5.000%	2/1/33	1,365,000	1,529,976 (b)
School Building Bonds, Series A, SD Credit Program	5.000%	2/1/34	1,335,000	1,510,448 (b)
School Building Bonds, Series A, SD Credit Program	5.000%	2/1/35	985,000	1,108,298 (b)
School Building Bonds, Series A, SD Credit Program	4.000%	2/1/41	395,000	397,339 (b)
Shakopee, MN, ISD No 720, GO, Facilities Maintenance Bonds, CAB, Series C, SD Credit Program	0.000%	2/1/30	3,355,000	2,959,703
South Washington County, MN, ISD, No 833, GO:
Facilities Maintenance Bonds, Series A, Refunding, SD Credit Program	4.000%	2/1/44	2,000,000	1,928,598
Facilities Maintenance Bonds, Series A, Refunding, SD Credit Program	4.000%	2/1/46	2,000,000	1,918,959
Southern Minnesota Municipal Power Agency Revenue, Power Supply System, Series A	5.000%	1/1/47	1,815,000	1,839,151
St. Cloud, MN, Health Care Revenue:
Centracare Health System, Series 2019, Refunding	4.000%	5/1/49	2,505,000	2,277,174
Centracare Health System, Series 2024, Refunding	5.000%	5/1/54	1,500,000	1,528,664
Centracare Health System, Series 2026, Refunding	5.000%	5/1/36	1,000,000	1,129,762
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Children’s Health Care, Series 2025	5.000%	8/15/44	500,000	527,414
Community of Peace Academy Project, Series A, Refunding	5.000%	12/1/37	500,000	500,133
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Fairview Health Services, Series A, Refunding	4.000%	11/15/36	$1,000,000	$997,850
Fairview Health Services, Series A, Refunding	4.000%	11/15/37	1,000,000	990,332
Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,500,000	2,310,838
Nova Classical Academy Project, Series 2016, Refunding	4.000%	9/1/36	450,000	433,831
Nova Classical Academy Project, Series 2021, Refunding	2.000%	9/1/26	80,000	79,509
Nova Classical Academy Project, Series 2025, Refunding	5.500%	9/1/55	425,000	421,057
Nova Classical Academy Project, Series 2025, Refunding	5.625%	9/1/65	1,000,000	987,475
Series A, Refunding	4.000%	10/1/33	650,000	653,999
Twin Cities German Immersion School Project, Series A	5.000%	7/1/33	420,000	420,198
Twin Cities German Immersion School Project, Series A, Refunding	6.125%	7/1/65	500,000	494,864
St. Paul, MN, Port Authority District Energy Revenue:
Series 2023-3	4.750%	10/1/43	1,000,000	1,028,788
Series 2024-1	5.000%	10/1/44	1,800,000	1,900,003
St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project, Series 2007-1	5.000%	8/1/36	600,000	600,350
Stearns County, MN, GO, Sales Tax Revenue Bonds, Series A	4.375%	12/1/55	1,000,000	992,581
Stillwater, MN, ISD, No 834, GO, School Building and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/44	1,500,000	1,484,946
Virginia, MN, Northland Learning Center No 6076, Revenue:
COP, Series A	3.375%	4/1/30	400,000	396,449
COP, Series A	4.875%	4/1/46	1,000,000	989,174
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/31	395,000	429,013
Cancer Center Project, Series A	5.000%	12/1/32	365,000	399,976
Cancer Center Project, Series A	5.000%	12/1/33	385,000	424,840
Cancer Center Project, Series A	5.000%	12/1/34	455,000	508,875
Cancer Center Project, Series A	5.000%	12/1/45	1,900,000	1,981,977
Waite Park, MN, GO, Series A	5.000%	12/15/50	2,095,000	2,182,684
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Warren, MN, Warren-Alvarado-Oslo, ISD No 2176, GO:
School Building Bonds, Series A, SD Credit Program	3.250%	2/1/36	$625,000	$616,743
School Building Bonds, Series A, SD Credit Program	3.500%	2/1/39	1,300,000	1,279,752
School Building Bonds, Series A, SD Credit Program	3.625%	2/1/40	1,120,000	1,100,989
Western, MN, Municipal Power Agency Revenue, Series A	5.000%	1/1/49	3,500,000	3,543,762
Winona, MN, ISD No 861, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/31	1,075,000	1,120,977
Wright County, MN, GO:
Capital Improvement Bonds, Series A	3.300%	12/1/35	2,050,000	2,017,232
Capital Improvement Bonds, Series A	3.450%	12/1/37	1,680,000	1,639,464
Wright County, MN, Revenue, COP, Series A	3.000%	12/1/39	1,050,000	957,581
Total Minnesota				185,212,858
New Jersey — 0.1%
New Jersey State EDA Revenue, Private Activity- The Goethals Bridge Replacement Project	5.375%	1/1/43	260,000	260,290 (a)
Ohio — 0.1%
Warren County, OH, Healthcare Facilities Revenue, Otterbein Homes Obligated Group, Series 2016, Refunding	5.000%	7/1/40	250,000	250,170
Puerto Rico — 0.3%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	500,000	494,264
Washington — 0.6%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	1,000,000	1,110,634
Total Investments before Short-Term Investments (Cost — $191,829,435)				189,954,601
			Shares
Short-Term Investments — 7.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $14,721,946)	3.410%		14,721,946	14,721,946 (f)(g)
Total Investments — 103.0% (Cost — $206,551,381)				204,676,547
Liabilities in Excess of Other Assets — (3.0)%				(5,996,691)
Total Net Assets — 100.0%				$198,679,856

See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Minnesota Municipal Income ETF
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $14,721,946 and the cost was $14,721,946 (Note 6).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
ISD	—	Independent School District
MFH	—	Multi-Family Housing
SD	—	School District
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $191,829,435)	$189,954,601
Investments in affiliated securities, at value (Cost — $14,721,946)	14,721,946
Interest receivable	2,095,168
Receivable for Fund shares sold	886,107
Dividends receivable from affiliated investments	21,208
Total Assets	207,679,030
Liabilities:
Payable for securities purchased	8,883,855
Investment management fee payable	54,132
Trustees’ fees payable	13,050
Administration fee payable	765
Service and/or distribution fees payable	32
Accrued expenses	47,340
Total Liabilities	8,999,174
Total Net Assets	$198,679,856
Net Assets:
Paid-in capital	$203,810,107
Total distributable earnings (loss)	(5,130,251)
Total Net Assets	$198,679,856
Shares Outstanding	22,420,804
Net Asset Value	$8.86
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Statement of Operations
For the Year Ended May 31, 2026(a)

Investment Income:
Interest	$6,752,261
Dividends from affiliated investments	133,461
Total Investment Income	6,885,722
Expenses:
Investment management fee (Note 2)	665,708
Transfer agent fees (Note 2)	67,136
Service and/or distribution fees (Note 2)	62,365
Registration fees	31,480
Shareholder reports	6,167
Audit and tax fees	5,752
Trustees’ fees	2,768
Administration fees (Note 2)	1,453
Custody fees	85
Miscellaneous expenses	3,868
Total Expenses	846,782
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,051)
Expense reductions (Note 2)	(1,639)
Net Expenses	837,092
Net Investment Income	6,048,630
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(430,447)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	7,130,755
Net Gain on Investments	6,700,308
Increase in Net Assets From Operations	$12,748,938

(a)
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Minnesota Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2026(a)	2025
Operations:
Net investment income	$6,048,630	$5,720,816
Net realized loss	(430,447)	(199,690)
Change in net unrealized appreciation (depreciation)	7,130,755	(2,718,879)
Increase in Net Assets From Operations	12,748,938	2,802,247
Distributions to Shareholders From (Note 1):
Total distributable earnings	(5,243,608)	(5,590,551)
Decrease in Net Assets From Distributions to Shareholders	(5,243,608)	(5,590,551)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (23,984,631 and 4,481,595 shares issued, respectively)	211,343,501	39,016,564
Reinvestment of distributions (270,844 and 626,022 shares issued, respectively)	2,331,344	5,474,677
Cost of shares repurchased (22,971,827 and 5,022,592 shares repurchased, respectively)	(201,777,710)	(43,601,688)
Increase in Net Assets From Fund Share Transactions	11,897,135	889,553
Increase (Decrease) in Net Assets	19,402,465	(1,898,751)
Net Assets:
Beginning of year	179,277,391	181,176,142
End of year	$198,679,856	$179,277,391

(a)
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Minnesota Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended May 31:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$8.49	$8.61	$8.61	$8.82	$9.63
Income (loss) from operations:
Net investment income	0.30	0.28	0.26	0.23	0.18
Net realized and unrealized gain (loss)	0.33	(0.13)	0.00 [3]	(0.22)	(0.78)
Total income (loss) from operations	0.63	0.15	0.26	0.01	(0.60)
Less distributions from:
Net investment income	(0.26)	(0.27)	(0.26)	(0.22)	(0.19)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(0.26)	(0.27)	(0.26)	(0.22)	(0.21)
Net asset value, end of year	$8.86	$8.49	$8.61	$8.61	$8.82
Total return, based on NAV[4,5]	7.54%	1.71%	3.03%	0.20%	(6.37)%
Net assets, end of year (000s)	$198,680	$5,386	$4,656	$5,090	$5,328
Ratios to average net assets:
Gross expenses	0.48%	0.55%	0.58%	0.60%	0.57%
Net expenses[6,7,8]	0.47	0.55	0.58	0.60	0.57
Net investment income[7]	3.42	3.19	3.01	2.64	1.96
Portfolio turnover rate	15%	6%	18%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Minnesota Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
November 7, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the net expense ratio and the net investment income ratio would not have changed for the years ended May 31, 2026, 2025, 2024, 2023 and 2022.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Minnesota Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Minnesota Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on November 7, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 7, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on November 10, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in

Franklin Minnesota Municipal Income ETF 2026 Annual Report

similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$189,954,601	—	$189,954,601
Short-Term Investments†	$14,721,946	—	—	14,721,946
Total Investments	$14,721,946	$189,954,601	—	$204,676,547

†	See Schedule of Investments for additional detailed categorizations.
(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Minnesota, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Minnesota.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Franklin Minnesota Municipal Income ETF 2026 Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(415,332)	$415,332
(a)
Reclassifications are due to bond discounts and premiums.
(i) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on November 7, 2025, the Fund pays its investment manager an annual all-inclusive unified management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund had adopted distribution plans (“the Plans”) with respect to the following share classes pursuant to Rule 12b -1 under the 1940 Act. The purpose of the Plans was to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the predecessor mutual fund. The Plans provided payments by the predecessor mutual fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees had approved payment by the predecessor mutual fund at the following annual rate (Approved %) of the average net assets attributable to each class.

Share Class	Maximum %	Approved %	Service and/or Distribution Fees
Class A	0.35%	0.25%	$52,019
Class C	1.00%	1.00%	10,346
Total			$62,365
For the period June 1, 2025 through November 7, 2025, Putnam Investor Services, Inc. (“PSERV”), an affiliate of Advisers, provided investor servicing agent functions to the

Franklin Minnesota Municipal Income ETF 2026 Annual Report

predecessor mutual fund. PSERV received fees for investor servicing for Class A, Class C and Class Y Shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the predecessor mutual fund; (2) a specified rate of the predecessor mutual fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV had agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes would not exceed an annual rate of 0.25% of the predecessor mutual fund’s average assets attributable to such accounts. Class R6 Shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.

Share Class	Transfer Agent Fees
Class A	$18,319
Class C	921
Class R6	1,224
Class Y	46,672
Total	$67,136
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.590%
0.540%
0.490%
0.440%
0.390%
0.370%
0.360%
0.355%

For the year ended May 31, 2026, the annualized gross effective investment management fee rate was 0.377% of the Fund’s average daily net assets.
For the period June 1, 2025 through November 7, 2025, Advisers had contractually agreed, through September 30, 2026, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses,
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent fees. During the period June 1, 2025 through November 7, 2025, the fees were reduced as noted in the Statement of Operations.
During the year ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $8,051, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period June 1, 2025 through November 7, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class A Shares
Sales charges	$76
CDSCs	440
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended May 31, 2026, such purchase and sale transactions (excluding accrued interest) were $0 and $1,000,000, respectively. There was no realized gain or loss recognized as a result of these transactions.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

3. Investments
During the year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$34,603,344
Sales	25,349,437
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$206,233,829	$2,502,299	$(4,059,581)	$(1,557,282)
4. Derivative instruments and hedging activities
During the year ended May 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold[2]	119,059	$1,013,715	666,170	$5,812,141
Shares issued on reinvestment	66,331	570,045	160,725	1,403,744
Shares repurchased	(6,068,717)	(53,244,263)	(1,088,524)	(9,467,653)
Net decrease	(5,883,327)	$(51,660,503)	(261,629)	$(2,251,768)
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class B Shares[3]
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	11	$100
Shares repurchased	—	—	(2,822)	(25,013)
Net decrease	—	—	(2,811)	$(24,913)
Class C Shares[1]
Shares sold	16,333	$138,799	64,297	$560,998
Shares issued on reinvestment	2,440	20,903	6,367	55,530
Shares repurchased[2]	(323,501)	(2,822,525)	(107,553)	(938,078)
Net decrease	(304,728)	$(2,662,823)	(36,889)	$(321,550)
Total Fund (Previously Class R6 Shares)[4]
Shares sold	22,689,117	$200,267,090	208,639	$1,815,999
Shares issued on reinvestment	9,168	79,078	18,053	157,976
Shares repurchased	(911,930)	(7,994,410)	(132,722)	(1,143,964)
Net increase	21,786,355	$192,351,758	93,970	$830,011
Class Y Shares[1]
Shares sold	1,160,122	$9,923,897	3,542,489	$30,827,426
Shares issued on reinvestment	192,905	1,661,318	440,866	3,857,327
Shares repurchased	(15,667,679)	(137,716,512)	(3,690,971)	(32,026,980)
Net increase (decrease)	(14,314,652)	$(126,131,297)	292,384	$2,657,773

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]	Effective September 5, 2024, the Fund has terminated its Class B Shares.
[4]
Effective after the market close on November 7, 2025, the predecessor mutual fund, reorganized into this Fund
(the “Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Franklin Minnesota Municipal Income ETF 2026 Annual Report

all or some portion of the year ended May 31, 2026. The following transactions were effected in such company for the year ended May 31, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$44,972,011	44,972,011	$30,250,065	30,250,065
Putnam Short Term Investment Fund, Class P Shares	$294,455	17,147,456	17,147,456	17,441,911	17,441,911
Total	$294,455	$62,119,467		$47,691,976

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$104,761	—	$14,721,946
Putnam Short Term Investment Fund, Class P Shares	—	28,700	—	—
	—	$133,461	—	$14,721,946
7. Redemption facility
Prior to the Reorganization, the predecessor mutual fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, a participating fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The predecessor mutual fund did not utilize the Global Credit Facility during the year ended May 31, 2026. Effective upon the Reorganization, the Fund is not a participant in the Global Credit Facility and has no related rights or obligations under the facility.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$5,125,237	$5,515,314
Ordinary income	118,371	75,237
Total distributions paid	$5,243,608	$5,590,551
As of May 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$688,454
Deferred capital losses*	(4,261,425)
Unrealized appreciation (depreciation)(a)	(1,557,280)
Total distributable earnings (loss) — net	$(5,130,251)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to bond discounts and premiums.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Minnesota Municipal Income ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Franklin Minnesota Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Minnesota Municipal Income ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.
Franklin Minnesota Municipal Income ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$5,125,237
Section 163(j) Interest Earned	§163(j)	$118,372

Franklin Minnesota Municipal Income ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin Minnesota Municipal Income ETF

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Franklin
Minnesota Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Franklin Minnesota Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Minnesota Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Minnesota Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48373-AFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 24, 2026